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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-09685

                      Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer High Yield Fund

 Schedule of Investments 7/31/12

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 20.7%

 Energy - 2.6%

 Oil & Gas Equipment & Services - 0.4%

 7,330,000

 B+/NR

 Exterran Holdings, Inc., 4.25%, 6/15/14

 $

 7,275,025

 2,034,000

 B-/NR

 Newpark Resources, Inc., 4.0%, 10/1/17

 2,044,170

 $

 9,319,195

 Oil & Gas Exploration & Production - 0.9%

 15,106,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $

 13,217,750

 4,152,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 3,518,820

 2,825,000

 NR/NR

 Stone Energy Corp., 1.75%, 3/1/17 (144A)

 2,694,344

 $

 19,430,914

 Coal & Consumable Fuels - 1.3%

 30,858,000

 BB-/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 26,383,590

 4,505,000

 CCC-/B2

 James River Coal Co., 3.125%, 3/15/18

 1,019,256

 $

 27,402,846

 Total Energy

 $

 56,152,955

 Materials - 0.2%

 Steel - 0.2%

 4,830,000

 BB+/NR

 Steel Dynamics, Inc., 5.125%, 6/15/14

 $

 5,204,325

 Total Materials

 $

 5,204,325

 Capital Goods - 3.3%

 Electrical Components & Equipment - 1.1%

 10,874,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 10,914,778

 10,602,000

 BBB-/Baa3

 Roper Industries, Inc., 0.0%, 1/15/34 (Step)

 13,239,248

 $

 24,154,026

 Construction & Farm Machinery & Heavy Trucks - 1.0%

 3,700,000

 NR/NR

 Greenbrier Companies, Inc., 3.5%, 4/1/18

 $

 3,297,625

 2,545,000

 B-/NR

 Meritor, Inc., 4.625%, 3/1/26 (Step)

 2,214,150

 17,140,000

 CCC+/NR

 Navistar International Corp., 3.0%, 10/15/14

 15,147,475

 $

 20,659,250

 Trading Companies & Distributors - 1.2%

 12,627,000

 B/NR

 WESCO International, Inc., 6.0%, 9/15/29

 $

 26,469,349

 Total Capital Goods

 $

 71,282,625

 Transportation - 0.4%

 Airlines - 0.2%

 2,575,000

 B-/B3

 Continental Airlines, Inc., 4.5%, 1/15/15

 $

 3,183,344

 Marine - 0.2%

 5,993,000

 NR/NR

 DryShips, Inc., 5.0%, 12/1/14

 $

 4,652,066

 Total Transportation

 $

 7,835,410

 Automobiles & Components - 1.1%

 Automobile Manufacturers - 1.1%

 17,861,000

 BB+/Baa3

 Ford Motor Co., 4.25%, 11/15/16

 $

 24,090,024

 Total Automobiles & Components

 $

 24,090,024

 Consumer Durables & Apparel - 0.2%

 Homebuilding - 0.2%

 3,015,000

 B+/B2

 Lennar Corp., 2.75%, 12/15/20 (144A)

 $

 4,477,275

 Total Consumer Durables & Apparel

 $

 4,477,275

 Retailing - 0.4%

 Automotive Retail - 0.4%

 5,100,000

 NR/Caa3

 Sonic Automotive, Inc., 5.0%, 10/1/29

 $

 7,764,750

 Total Retailing

 $

 7,764,750

 Food, Beverage & Tobacco - 0.4%

 Tobacco - 0.4%

 8,065,000

 CCC+/Caa2

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 7,571,019

 Total Food, Beverage & Tobacco

 $

 7,571,019

 Health Care Equipment & Services - 1.1%

 Health Care Equipment - 0.1%

 2,505,000

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 2,711,662

 Health Care Supplies - 0.4%

 9,460,000

 B-/NR

 Alere, Inc., 3.0%, 5/15/16

 $

 8,584,950

 Health Care Technology - 0.6%

 8,600,000

 NR/NR

 WebMD Health Corp., 2.25%, 3/31/16

 $

 7,849,220

 5,520,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 4,478,100

 $

 12,327,320

 Total Health Care Equipment & Services

 $

 23,623,932

 Pharmaceuticals, Biotechnology & Life Sciences - 3.3%

 Biotechnology - 2.7%

 8,815,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32 (144A)

 $

 13,927,700

 9,876,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 15,863,325

 9,000,000

 NR/NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 9,945,000

 15,092,000

 NR/NR

 Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15

 18,166,995

 $

 57,903,020

 Pharmaceuticals - 0.6%

 6,075,000

 NR/NR

 Medicis Pharmaceutical Corp., 1.375%, 6/1/17

 $

 6,067,406

 5,270,000

 NR/NR

 Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19 (144A)

 5,329,288

 $

 11,396,694

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 69,299,714

 Diversified Financials - 0.5%

 Consumer Finance - 0.5%

 4,150,000

 NR/NR

 DFC Global Corp., 2.875%, 6/30/27

 $

 4,305,625

 5,200,000

 B+/NR

 DFC Global Corp., 3.25%, 4/15/17 (144A)

 5,797,376

 $

 10,103,001

 Total Diversified Financials

 $

 10,103,001

 Real Estate - 0.3%

 Specialized REIT's - 0.3%

 4,785,000

 BB+/NR

 Host Hotels & Resorts LP, 2.5%, 10/15/29 (144A)

 $

 5,951,344

 Total Real Estate

 $

 5,951,344

 Software & Services - 2.2%

 Internet Software & Services - 0.7%

 9,200,000

 B/NR

 Equinix, Inc., 3.0%, 10/15/14

 $

 15,835,500

 Application Software - 1.5%

 5,815,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 6,381,962

 3,200,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31 (144A)

 3,364,000

 16,772,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 8/15/27

 21,216,580

 $

 30,962,542

 Total Software & Services

 $

 46,798,042

 Technology Hardware & Equipment - 0.8%

 Communications Equipment - 0.3%

 6,520,000

 NR/NR

 InterDigital, Inc., 2.5%, 3/15/16

 $

 6,495,550

 Computer Storage & Peripherals - 0.4%

 7,275,000

 BB/NR

 SanDisk Corp., 1.5%, 8/15/17

 $

 8,084,344

 Electronic Components - 0.1%

 3,755,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 2,802,169

 Total Technology Hardware & Equipment

 $

 17,382,063

 Semiconductors & Semiconductor Equipment - 2.8%

 Semiconductor Equipment - 1.0%

 5,491,000

 BBB-/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 5,346,861

 12,760,000

 NR/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 14,833,500

 $

 20,180,361

 Semiconductors - 1.8%

 16,464,000

 BB/NR

 ON Semiconductor Corp., 2.625%, 12/15/26

 $

 16,855,020

 450,000

 BB/NR

 ON Semiconductor Corp., 2.625%, 12/15/26

 484,875

 6,975,000

 NR/NR

 SunPower Corp., 4.5%, 3/15/15

 6,155,438

 16,544,000

 NR/NR

 SunPower Corp., 4.75%, 4/15/14

 15,220,480

 1,000,000

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

 447,500

 $

 39,163,313

 Total Semiconductors & Semiconductor Equipment

 $

 59,343,674

 Telecommunication Services - 1.1%

 Integrated Telecommunication Services - 1.1%

 9,000,000

 B/NR

 Ciena Corp., 0.875%, 6/15/17

 $

 7,672,500

 6,503,000

 NR/NR

 MasTec, Inc., 4.0%, 6/15/14

 7,941,789

 5,775,000

 NR/NR

 MasTec, Inc., 4.25%, 12/15/14

 7,312,594

 $

 22,926,883

 Total Telecommunication Services

 $

 22,926,883

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $383,310,009)

 $

 439,807,036

 PREFERRED STOCKS - 0.7%

 Diversified Financials - 0.7%

 Other Diversified Financial Services - 0.4%

 358,975

 8.12

 CCC+/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 8,751,810

 Consumer Finance - 0.3%

 6,450

 CCC+/B3

 Ally Financial, Inc., 7.0%, 12/31/99 (Perpetual) (144A)

 $

 5,796,534

 Total Diversified Financials

 $

 14,548,344

 TOTAL PREFERRED STOCKS

 (Cost $14,927,566)

 $

 14,548,344

 CONVERTIBLE PREFERRED STOCKS - 3.9%

 Energy - 0.5%

 Oil & Gas Exploration & Production - 0.5%

 59,180

 NR/NR

 Petroquest Energy, Inc., 6.875%, 12/31/99 (Perpetual)

 $

 2,248,840

 33,162

 CCC/NR

 SandRidge Energy, Inc., 7.0%, 12/31/99 (Perpetual)

 3,653,690

 46,800

 NR/NR

 SandRidge Energy, Inc., 8.5%, 12/31/99 (Perpetual)

 5,098,275

 $

 11,000,805

 Total Energy

 $

 11,000,805

 Capital Goods - 0.4%

 Electrical Components & Equipment - 0.4%

 68,400

 NR/NR

 General Cable Corp., 5.75%, 11/24/13

 $

 8,934,750

 Total Capital Goods

 $

 8,934,750

 Automobiles & Components - 0.1%

 Tires & Rubber - 0.1%

 56,100

 NR/NR

 The Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 2,386,494

 Total Automobiles & Components

 $

 2,386,494

 Health Care Equipment & Services - 0.9%

 Health Care Supplies - 0.9%

 89,308

 CCC+/NR

 Alere, Inc., 3.0%, 12/31/99 (Perpetual)

 $

 18,705,561

 Total Health Care Equipment & Services

 $

 18,705,561

 Real Estate - 2.0%

 Real Estate Operating Companies - 2.0%

 821,962

 CCC+/Caa2

 Forest City Enterprises, Inc., 7.0%, 12/31/99 (Perpetual)

 $

 43,153,005

 Total Real Estate

 $

 43,153,005

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $81,934,185)

 $

 84,180,615

 Shares

 COMMON STOCKS - 13.4%

 Energy - 0.7%

 Oil & Gas Drilling - 0.3%

 1,109,037

 Hercules Offshore, Inc. *

 $

 3,981,443

 63,739

 Transocean, Ltd.

 2,984,897

 $

 6,966,340

 Oil & Gas Exploration & Production - 0.2%

 147,800

 Marathon Oil Corp.

 $

 3,912,266

 Oil & Gas Refining & Marketing - 0.2%

 73,900

 Marathon Petroleum Corp. *

 $

 3,495,470

 Total Energy

 $

 14,374,076

 Materials - 3.9%

 Commodity Chemicals - 1.1%

 698,095

 Georgia Gulf Corp.

 $

 22,883,554

 Diversified Chemicals - 1.6%

 762,212

 LyondellBasell Industries NV

 $

 33,941,300

 Metal & Glass Containers - 0.2%

 271,099

 Owens-Illinois, Inc. *

 $

 5,001,777

 Diversified Metals & Mining - 1.0%

 4,128,459

 Blaze Recycling & Metals LLC *

 $

 1,857,807

 483,460

 Freeport-McMoRan Copper & Gold, Inc.

 16,278,098

 2,600,200

 Polymet Mining Corp. *

 2,860,220

 $

 20,996,125

 Total Materials

 $

 82,822,756

 Capital Goods - 3.4%

 Aerospace & Defense - 1.5%

 270,857

 BE Aerospace, Inc. *

 $

 10,625,720

 379,503

 DigitalGlobe, Inc. *

 7,388,923

 151,275

 Exelis, Inc.

 1,421,985

 198,829

 GeoEye, Inc. *

 5,056,221

 75,637

 ITT Corp.

 1,417,437

 496,600

 Orbital Sciences Corp. *

 6,505,460

 $

 32,415,746

 Building Products - 0.3%

 119,412

 Lennox International, Inc.

 $

 5,214,722

 Electrical Components & Equipment - 0.8%

 124,255

 Cooper Industries Plc

 $

 8,931,449

 321,400

 General Cable Corp. *

 8,398,182

 $

 17,329,631

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 565,602

 Commercial Vehicle Group, Inc. *

 $

 4,360,791

 Industrial Machinery - 0.6%

 107,922

 ESCO Technologies, Inc.

 $

 3,886,271

 144,669

 Kennametal, Inc.

 5,338,286

 151,275

 Xylem, Inc.

 3,627,574

 $

 12,852,131

 Total Capital Goods

 $

 72,173,021

 Transportation - 0.3%

 Marine - 0.3%

 4,099,666

 Horizon Lines, Inc. *

 $

 7,379,399

 Total Transportation

 $

 7,379,399

 Consumer Services - 0.7%

 Casinos & Gaming - 0.1%

 68,300

 WMS Industries, Inc. *

 $

 1,254,671

 Restaurants - 0.4%

 196,143

 Starbucks Corp.

 $

 8,881,355

 Specialized Consumer Services - 0.2%

 371,884

 Service Corp International

 $

 4,778,709

 Total Consumer Services

 $

 14,914,735

 Food, Beverage & Tobacco - 0.2%

 Tobacco - 0.2%

 1,076,613

 Alliance One International, Inc. *

 $

 3,509,758

 Total Food, Beverage & Tobacco

 $

 3,509,758

 Health Care Equipment & Services - 0.7%

 Health Care Supplies - 0.1%

 70,500

 Alere, Inc. *

 $

 1,330,335

 Managed Health Care - 0.6%

 188,880

 Aetna, Inc.

 $

 6,811,013

 67,800

 Cigna Corp.

 2,730,984

 85,000

 UnitedHealth Group, Inc.

 4,342,650

 $

 13,884,647

 Total Health Care Equipment & Services

 $

 15,214,982

 Pharmaceuticals, Biotechnology & Life Sciences - 1.5%

 Life Sciences Tools & Services - 1.5%

 103,356

 Bio-Rad Laboratories, Inc. *

 $

 9,943,881

 239,862

 Thermo Fisher Scientific, Inc.

 13,353,118

 118,592

 Waters Corp. *

 9,188,508

 $

 32,485,507

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 32,485,507

 Diversified Financials - 0.1%

 Asset Management & Custody Banks - 0.1%

 73,836

 Legg Mason, Inc.

 $

 1,810,459

 Total Diversified Financials

 $

 1,810,459

 Technology Hardware & Equipment - 1.6%

 Communications Equipment - 0.0%

 108,400

 Research In Motion, Ltd. *

 $

 775,060

 Computer Storage & Peripherals - 0.2%

 826,557

 OCZ Technology Group, Inc. *

 $

 5,182,512

 Electronic Equipment Manufacturers - 0.5%

 257,584

 Itron, Inc. *

 $

 10,038,048

 Electronic Manufacturing Services - 0.4%

 239,300

 TE Connectivity, Ltd.

 $

 7,899,293

 Technology Distributors - 0.5%

 142,843

 Arrow Electronics, Inc. *

 $

 4,820,951

 417,700

 Ingram Micro, Inc. *

 6,261,323

 $

 11,082,274

 Total Technology Hardware & Equipment

 $

 34,977,187

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.3%

 585,800

 Windstream Corp.

 $

 5,834,568

 Total Telecommunication Services

 $

 5,834,568

 TOTAL COMMON STOCKS

 (Cost $241,181,253)

 $

 285,496,448

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 ASSET BACKED SECURITIES - 0.1%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 2,510,000

 0.70

 CCC/Caa3

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 1/25/47

 $

 890,904

 1,324,511

 0.95

 AAA/Caa2

 FBR Securitization Trust, Floating Rate Note, 10/25/35

 735,220

 $

 1,626,124

 Total Banks

 $

 1,626,124

 TOTAL ASSET BACKED SECURITIES

 (Cost $2,138,199)

 $

 1,626,124

 CORPORATE BONDS - 50.7%

 Energy - 10.6%

 Oil & Gas Drilling - 1.4%

 12,075,000

 B-/B3

 Offshore Group Investment, Ltd., 11.5%, 8/1/15

 $

 13,282,500

 4,640,000

 B-/B3

 Offshore Group Investment, Ltd., 11.5%, 8/1/15 (144A)

 5,104,000

 6,830,000

 B+/B3

 Pioneer Energy Services Corp., 9.875%, 3/15/18

 7,342,250

 3,425,000

 BB-/B2

 Unit Corp., 6.625%, 5/15/21 (144A)

 3,399,312

 $

 29,128,062

 Oil & Gas Equipment & Services - 0.5%

 3,248,000

 B+/B1

 American Petroleum Tankers Parent LLC, 10.25%, 5/1/15

 $

 3,394,160

 2,588,000

 B/B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 2,568,590

 1,725,000

 BB/Ba3

 Exterran Holdings, Inc., 7.25%, 12/1/18

 1,707,750

 2,275,000

 CCC/Caa2

 Green Field Energy Services, Inc., 13.0%, 11/15/16 (144A)

 1,979,250

 $

 9,649,750

 Oil & Gas Exploration & Production - 6.5%

 10,736,000

 B/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 $

 11,621,720

 4,585,000

 B-/B3

 Chaparral Energy, Inc., 8.25%, 9/1/21

 4,974,725

 7,875,000

 BB-/Ba3

 Chesapeake Energy Corp., 6.775%, 3/15/19

 7,717,500

 3,110,000

 BB+/Ba1

 Cimarex Energy Co., 5.875%, 5/1/22

 3,312,150

 4,682,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

 4,518,130

 2,925,000

 BB+/B1

 Concho Resources, Inc., 6.5%, 1/15/22

 3,129,750

 13,000,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20 (144A)

 13,991,250

 2,775,000

 CCC+/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 2,636,250

 5,200,000

 B-/Caa1

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19 (144A)

 5,538,000

 19,735,000

 B/B2

 Linn Energy LLC, 6.25%, 11/1/19 (144A)

 19,537,650

 2,820,000

 B/B3

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 2,841,150

 5,945,000

 B/B3

 Penn Virginia Corp., 7.25%, 4/15/19

 4,904,625

 3,020,000

 CCC+/Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)

 3,035,100

 1,830,000

 CCC/Caa1

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 1,464,000

 11,178,000

 CCC+/B3

 Quicksilver Resources, Inc., 8.25%, 8/1/15

 10,619,100

 1,880,000

 B/B1

 Samson Investment Co., 9.75%, 2/15/20 (144A)

 1,950,500

 10,770,000

 B/B3

 SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)

 11,200,800

 3,085,000

 BB/B1

 SM Energy Co., 6.5%, 11/15/21

 3,192,975

 650,000

 BB/B1

 SM Energy Co., 6.625%, 2/15/19

 672,750

 18,920,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22

 19,298,400

 3,300,000

 B-/Caa1

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 3,308,250

 $

 139,464,775

 Oil & Gas Refining & Marketing - 1.4%

 30,085,000

 BB+/Ba1

 Tesoro Corp., 6.625%, 11/1/15

 $

 30,724,306

 Oil & Gas Storage & Transportation - 0.2%

 3,500,000

 7.00

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 $

 3,622,500

 925,000

 BB-/B1

 Holly Energy Partners LP, 8.25%, 3/15/18

 985,125

 $

 4,607,625

 Coal & Consumable Fuels - 0.6%

 795,000

 BB-/B2

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 691,650

 1,750,000

 B-/B3

 Arch Coal, Inc., 7.0%, 6/15/19

 1,526,875

 6,470,000

 B-/B3

 Arch Coal, Inc., 7.25%, 6/15/21

 5,596,550

 4,170,000

 B-/B2

 James River Coal Co., 7.875%, 4/1/19

 2,105,850

 3,027,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

 2,694,030

 $

 12,614,955

 Total Energy

 $

 226,189,473

 Materials - 7.6%

 Commodity Chemicals - 3.0%

 5,311,000

 CCC+/B3

 Hexion US Finance Corp., 8.875%, 2/1/18

 $

 5,377,388

 4,445,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

 3,756,025

 50,935,000

 BB/Ba2

 NOVA Chemicals Corp., 7.875%, 9/15/25

 50,934,998

 2,625,000

 BB/B1

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 2,684,062

 $

 62,752,473

 Diversified Chemicals - 1.8%

 6,635,000

 B+/B1

 Ineos Finance Plc, 9.0%, 5/15/15 (144A)

 $

 6,999,925

 8,858,000

 CCC+/Caa1

 INEOS Group Holdings SA, 8.5%, 2/15/16 (144A)

 8,016,490

 16,865,000

 BB+/Ba2

 LyondellBasell Industries NV, 5.0%, 4/15/19

 18,298,525

 6,158,000

 CCC/Caa1

 Momentive Performance Materials, Inc., 9.0%, 1/15/21

 4,495,340

 $

 37,810,280

 Construction Materials - 0.2%

 3,300,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 $

 3,465,000

 Metal & Glass Containers - 0.8%

 1,000,000

 BB-/NR

 Ardagh Packaging Finance Plc, 7.375%, 10/15/17 (144A)

 $

 1,071,250

 1,900,000

 BB-/Ba3

 Ardagh Packaging Finance Plc, 7.375%, 10/15/17 (144A)

 2,037,750

 13,120,000

 BB-/B1

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 14,071,200

 $

 17,180,200

 Paper Packaging - 0.1%

 2,915,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 $

 3,082,612

 Aluminum - 0.0%

 436

 B-/B3

 Noranda Aluminum Acquisition Corp., 4.73%, 5/15/15 (PIK)

 $

 416

 Diversified Metals & Mining - 0.3%

 8,775,000

 CCC+/Caa1

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 $

 5,879,250

 Steel - 1.0%

 2,615,000

 BB-/B2

 APERAM, 7.375%, 4/1/16 (144A)

 $

 2,288,125

 2,800,000

 B/Caa1

 Atkore International, Inc., 9.875%, 1/1/18

 2,688,000

 16,705,000

 CCC-/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

 13,698,100

 3,280,000

 B/B3

 JMC Steel Group, 8.25%, 3/15/18 (144A)

 3,288,200

 $

 21,962,425

 Forest Products - 0.3%

 7,810,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $

 6,013,700

 Paper Products - 0.1%

 2,625,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 2,802,188

 Total Materials

 $

 160,948,544

 Capital Goods - 3.6%

 Aerospace & Defense - 0.5%

 12,613,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 $

 10,594,920

 Construction & Engineering - 0.3%

 7,350,000

 C/Caa3

 New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18

 $

 5,181,750

 Electrical Components & Equipment - 0.6%

 2,939,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 3,104,319

 9,336,000

 B+/B1

 General Cable Corp., 7.125%, 4/1/17

 9,616,080

 $

 12,720,399

 Industrial Conglomerates - 0.3%

 2,865,000

 B/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 2,857,838

 4,025,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 4,115,562

 $

 6,973,400

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 7,525,000

 B/B1

 Navistar International Corp., 8.25%, 11/1/21

 $

 7,054,688

 2,695,000

 B/B3

 UR Merger Sub Corp., 7.375%, 5/15/20 (144A)

 2,849,962

 1,635,000

 B/B3

 UR Merger Sub Corp., 7.625%, 4/15/22 (144A)

 1,739,231

 $

 11,643,881

 Industrial Machinery - 0.6%

 2,400,000

 B/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 $

 2,238,000

 7,516,000

 CCC+/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

 7,628,740

 2,760,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 2,277,000

 $

 12,143,740

 Trading Companies & Distributors - 0.8%

 2,300,000

 BB+/Ba3

 Aircastle, Ltd., 7.625%, 4/15/20

 $

 2,461,000

 14,851,000

 B/B1

 WESCO Distribution, Inc., 7.5%, 10/15/17

 15,148,020

 $

 17,609,020

 Total Capital Goods

 $

 76,867,110

 Commercial Services & Supplies - 0.3%

 Diversified Support Services - 0.3%

 5,855,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 5,942,825

 Total Commercial Services & Supplies

 $

 5,942,825

 Transportation - 0.8%

 Air Freight & Logistics - 0.6%

 10,175,000

 B-/Caa1

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $

 9,526,344

 3,205,000

 B-/B3

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 3,357,238

 $

 12,883,582

 Trucking - 0.2%

 4,540,000

 B/B3

 syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

 $

 4,540,000

 Total Transportation

 $

 17,423,582

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.3%

 4,240,000

 B+/B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 $

 3,943,200

 1,715,000

 B/B1

 Schaeffler Finance BV, 7.75%, 2/15/17 (144A)

 1,815,756

 $

 5,758,956

 Tires & Rubber - 0.1%

 2,765,000

 B+/B1

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 $

 2,823,756

 Automobile Manufacturers - 0.5%

 3,000,000

 B/B2

 Chrysler Group LLC, 8.0%, 6/15/19

 $

 3,120,000

 7,905,000

 B/B2

 Chrysler Group LLC, 8.25%, 6/15/21

 8,231,081

 $

 11,351,081

 Total Automobiles & Components

 $

 19,933,793

 Consumer Durables & Apparel - 2.8%

 Homebuilding - 0.9%

 11,595,000

 CCC/Caa3

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 11,305,125

 2,735,000

 B/B2

 KB Home, 8.0%, 3/15/20

 2,864,912

 3,660,000

 B+/B1

 Meritage Homes Corp., 7.0%, 4/1/22 (144A)

 3,806,400

 $

 17,976,437

 Housewares & Specialties - 1.9%

 6,700,000

 B-/NR

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 $

 6,582,750

 7,495,000

 B-/NR

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 7,551,212

 5,675,000

 B-/Caa1

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (144A)

 6,015,500

 13,375,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

 13,926,719

 6,815,000

 CCC+/Caa1

 YCC Holdings LLC, 10.25%, 2/15/16 (PIK)

 6,942,781

 $

 41,018,962

 Total Consumer Durables & Apparel

 $

 58,995,399

 Consumer Services - 0.7%

 Casinos & Gaming - 0.4%

 33,735,000

 NR/WR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A) (c)

 $

 2,783,138

 5,693,000

 BB-/B1

 Scientific Games International, Inc., 9.25%, 6/15/19

 6,276,532

 $

 9,059,670

 Restaurants - 0.1%

 4,090,000

 CCC+/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (Step) (144A)

 $

 3,225,988

 Education Services - 0.2%

 3,695,000

 CCC+/B2

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 3,279,312

 Total Consumer Services

 $

 15,564,970

 Media - 3.4%

 Advertising - 0.6%

 4,275,000

 B+/B3

 MDC Partners, Inc., 11.0%, 11/1/16

 $

 4,595,625

 11,245,000

 B-/Caa2

 Sitel LLC, 11.5%, 4/1/18

 8,321,300

 $

 12,916,925

 Broadcasting - 2.3%

 9,250,000

 BB-/B1

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 10,013,125

 984,969

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17

 1,024,368

 16,600,000

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A) (PIK)

 17,264,000

 4,665,000

 B-/B3

 Telesat Canada, 12.5%, 11/1/17

 5,201,475

 15,850,000

 B+/B2

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 16,484,000

 $

 49,986,968

 Publishing - 0.5%

 7,255,000

 B-/Caa1

 Interactive Data Corp., 10.25%, 8/1/18

 $

 8,216,288

 1,675,000

 B/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 1,411,188

 $

 9,627,476

 Total Media

 $

 72,531,369

 Retailing - 0.8%

 Internet Retail - 0.6%

 13,495,000

 B/B3

 Ticketmaster Entertainment LLC, 10.75%, 8/1/16

 $

 14,254,229

 Apparel Retail - 0.2%

 3,850,000

 B/B3

 Brown Shoe Co., Inc., 7.125%, 5/15/19

 $

 3,883,688

 Total Retailing

 $

 18,137,917

 Food, Beverage & Tobacco - 1.0%

 Packaged Foods & Meats - 0.3%

 7,360,000

 B-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 $

 6,844,800

 Tobacco - 0.7%

 13,655,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 13,859,825

 Total Food, Beverage & Tobacco

 $

 20,704,625

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 2,550,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20 (144A)

 $

 2,473,500

 Total Household & Personal Products

 $

 2,473,500

 Health Care Equipment & Services - 2.7%

 Health Care Equipment - 0.2%

 3,875,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 3,303,438

 Health Care Services - 1.1%

 3,429,000

 CCC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 3,077,528

 4,435,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

 4,512,612

 16,647,387

 CCC+/B3

 Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)

 16,897,098

 $

 24,487,238

 Health Care Facilities - 1.1%

 3,175,000

 B+/B1

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 3,282,156

 12,100,000

 B/B3

 CHS, 8.0%, 11/15/19

 13,098,250

 2,500,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 2,375,000

 4,190,000

 B-/B3

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19

 4,357,600

 176,000

 CCC+/Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

 119,680

 $

 23,232,686

 Health Care Technology - 0.3%

 3,315,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19 (144A)

 $

 3,770,812

 1,900,000

 B-/B3

 MedAssets, Inc., 8.0%, 11/15/18

 2,004,500

 $

 5,775,312

 Total Health Care Equipment & Services

 $

 56,798,674

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Biotechnology - 0.4%

 9,859,000

 B+/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 9,119,575

 Life Sciences Tools & Services - 0.1%

 711,055

 B/Caa1

 Catalent Pharma Solutions, Inc., 9.5%, 4/15/15

 $

 727,943

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 9,847,518

 Diversified Financials - 0.8%

 Other Diversified Financial Services - 0.7%

 12,630,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

 $

 14,082,450

 $

 14,082,450

 Specialized Finance - 0.1%

 2,250,000

 5.25

 BB+/NR

 Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)

 $

 2,278,575

 Total Diversified Financials

 $

 16,361,025

 Insurance - 3.2%

 Insurance Brokers - 0.9%

 11,085,000

 CCC/Caa2

 Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)

 $

 11,542,256

 7,563,000

 4.34

 CCC/Caa1

 USI Holdings Corp., Floating Rate Note, 11/15/14 (144A)

 7,109,220

 $

 18,651,476

 Multi-line Insurance - 0.2%

 3,869,000

 10.75

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 6/15/58 (144A)

 $

 5,358,565

 Reinsurance - 2.1%

 250,000

 6.41

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 $

 255,800

 1,500,000

 6.50

 BB+/NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)

 1,500,600

 1,000,000

 17.75

 NR/NR

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,021,100

 700,000

 10.00

 NR/Ba3

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 722,190

 1,400,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 1,409,240

 400,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 417,840

 1,500,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 1,480,650

 1,000,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 976,900

 1,675,000

 9.71

 NR/B3

 GlobeCat, Ltd., Floating Rate Note, 1/2/13 (Cat Bond) (144A)

 1,571,820

 1,200,000

 8.35

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,187,520

 1,500,000

 13.50

 B-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,495,050

 5,100,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 5,058,690

 250,000

 10.22

 B/NR

 Montana Re, Ltd., Floating Rate Note, 12/7/12 (Cat Bond) (144A)

 242,775

 2,500,000

 12.00

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 2,553,750

 2,650,000

 11.41

 NR/B2

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 2,757,590

 2,000,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 1,921,600

 900,000

 0.00

 B+/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 885,150

 250,000

 0.00

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 249,600

 1,750,000

 8.90

 NR/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/15 (Cat Bond) (144A)

 1,668,275

 2,000,000

 13.25

 NR/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/15 (Cat Bond) (144A)

 1,923,000

 3,450,000

 12.00

 B-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 3,343,740

 1,100,000

 10.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,115,950

 900,000

 8.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 900,270

 1,750,000

 22.00

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,716,050

 875,000

 16.50

 NR/NR

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 860,912

 1,175,000

 14.92

 B-/NR

 Successor X, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 1,163,955

 2,600,000

 16.42

 NR/NR

 Successor X, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 2,511,080

 375,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 356,138

 4,000,000

 13.00

 NR/NR

 Successor X, Ltd., Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 3,832,400

 $

 45,099,635

 Total Insurance

 $

 69,109,676

 Real Estate - 2.8%

 Diversified REIT's - 0.5%

 12,150,000

 B+/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 11,178,000

 Real Estate Operating Companies - 2.3%

 50,885,000

 B-/B3

 Forest City Enterprises, Inc., 6.5%, 2/1/17

 $

 48,976,812

 559,000

 B-/B3

 Forest City Enterprises, Inc., 7.625%, 6/1/15

 554,109

 $

 49,530,921

 Total Real Estate

 $

 60,708,921

 Software & Services - 0.9%

 Internet Software & Services - 0.3%

 6,860,000

 BB-/B1

 j2 Global, Inc., 8.0%, 8/1/20 (144A)

 $

 6,902,875

 Data Processing & Outsourced Services - 0.6%

 6,047,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

 $

 6,107,470

 615,000

 B+/B1

 First Data Corp., 7.375%, 6/15/19 (144A)

 641,906

 4,722,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 4,710,195

 $

 11,459,571

 Total Software & Services

 $

 18,362,446

 Technology Hardware & Equipment - 1.1%

 Computer Storage & Peripherals - 0.9%

 12,100,000

 BB+/Ba1

 Seagate HDD Cayman, 7.0%, 11/1/21

 $

 13,143,625

 4,385,000

 BB+/Ba1

 Seagate HDD Cayman, 7.75%, 12/15/18

 4,856,388

 $

 18,000,013

 Electronic Equipment Manufacturers - 0.2%

 5,300,000

 BB-/B2

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 5,220,500

 Total Technology Hardware & Equipment

 $

 23,220,513

 Telecommunication Services - 4.0%

 Alternative Carriers - 0.5%

 9,775,000

 BB-/WR

 PAETEC Holding Corp., 8.875%, 6/30/17

 $

 10,581,438

 Integrated Telecommunication Services - 3.4%

 13,440,000

 B/B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 $

 14,212,800

 16,520,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 17,222,100

 9,705,000

 BB/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 10,505,662

 3,100,000

 BB/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 3,317,000

 1,858,000

 BB-/B2

 GCI, Inc., 8.625%, 11/15/19

 1,974,125

 12,580,000

 B/Ba3

 Windstream Corp., 7.5%, 6/1/22

 13,146,100

 8,460,000

 B/Ba3

 Windstream Corp., 7.75%, 10/15/20

 9,009,900

 1,895,000

 B/Ba3

 Windstream Corp., 8.125%, 9/1/18

 2,022,912

 $

 71,410,599

 Wireless Telecommunication Services - 0.1%

 2,300,000

 NR/NR

 Richland Towers Funding LLC, 7.87%, 3/15/16 (144A)

 $

 2,364,108

 Total Telecommunication Services

 $

 84,356,145

 Utilities - 2.1%

 Electric Utilities - 0.3%

 2,340,000

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/1/20 (144A)

 $

 1,731,600

 13,500,000

 CC/Caa3

 Texas Competitive Electric Holdings Co. LLC, 15.0%, 4/1/21

 4,927,500

 $

 6,659,100

 Gas Utilities - 0.6%

 8,600,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 9,137,500

 2,850,000

 B-/B2

 Ferrellgas LP, 6.5%, 5/1/21

 2,707,500

 $

 11,845,000

 Independent Power Producers & Energy Traders - 1.2%

 800,000

 BB-/Ba3

 InterGen NV, 9.0%, 6/30/17 (144A)

 $

 778,000

 8,050,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 1/15/18

 8,573,250

 2,820,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 5/15/19

 2,946,900

 4,700,000

 BB-/B1

 NRG Energy, Inc., 7.875%, 5/15/21

 4,993,750

 8,750,000

 BB-/B1

 NRG Energy, Inc., 8.25%, 9/1/20

 9,428,125

 $

 26,720,025

 Total Utilities

 $

 45,224,125

 TOTAL CORPORATE BONDS

 (Cost $1,101,987,498)

 $

 1,079,702,150

 SENIOR FLOATING RATE LOAN INTERESTS - 8.5%

 Energy - 1.0%

 Oil & Gas Equipment & Services - 1.0%

 11,986,673

 0.00

 B-/B3

 FTS International Services LLC, Term Loan, 5/6/16

 $

 10,398,439

 3,313,070

 9.00

 B-/B2

 Hudson Products Holdings, Inc., Term Loan, 8/24/15

 3,180,547

 7,502,300

 7.50

 B+/B2

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16

 7,089,674

 Total Energy

 $

 20,668,660

 Materials - 0.4%

 Commodity Chemicals - 0.2%

 4,589,939

 6.00

 B/B2

 CPG International I, Inc., Term Loan, 1/26/17

 $

 4,454,155

 Diversified Chemicals - 0.1%

 2,019,938

 6.50

 NR/B1

 Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18

 $

 1,983,506

 Paper Packaging - 0.1%

 2,369,549

 6.50

 B/B2

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 2,376,954

 Total Materials

 $

 8,814,615

 Capital Goods - 0.4%

 Aerospace & Defense - 0.3%

 1,419,160

 5.47

 B/B2

 Dubai Aerospace Enterprise (DAE), Tranche B-1 Loan, 7/31/14

 $

 1,419,160

 1,349,417

 5.47

 B/B2

 Dubai Aerospace Enterprise (DAE), Tranche B-2 Loan, 7/31/14

 1,349,417

 2,016,829

 3.50

 BB-/B1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 1,759,684

 2,905,573

 9.25

 CCC/WR

 IAP Worldwide Services, Inc., Term Loan (First-Lien), 12/20/12

 2,489,109

 $

 7,017,370

 Electrical Components & Equipment - 0.1%

 1,099,202

 5.77

 B+/B1

 Scotsman Industries, Inc., Term Loan, 4/30/16

 $

 1,099,202

 Total Capital Goods

 $

 8,116,572

 Commercial Services & Supplies - 0.2%

 Environmental & Facilities Services - 0.2%

 3,154,187

 8.75

 NR/WR

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 3,138,416

 633,413

 5.50

 B+/B1

 WCA Waste Corp., Term Loan, 3/1/18

 634,600

 $

 3,773,016

 Total Commercial Services & Supplies

 $

 3,773,016

 Transportation - 0.3%

 Air Freight & Logistics - 0.3%

 1,365,849

 5.46

 NR/NR

 CEVA Group Plc, Dollar Tranche B Pre Funded L/C, 8/31/16

 $

 1,292,435

 3,702,650

 5.47

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 3,503,633

 1,971,385

 5.47

 B+/Ba3

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 1,864,191

 $

 6,660,259

 Total Transportation

 $

 6,660,259

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.1%

 50,340

 2.75

 BB-/Ba3

 Allison Transmission, Inc., Term B-1 Loan, 8/7/14

 $

 50,269

 3,072,300

 6.75

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 2,987,812

 $

 3,038,081

 Automobile Manufacturers - 0.6%

 12,633,597

 6.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 12,852,676

 Total Automobiles & Components

 $

 15,890,757

 Consumer Durables & Apparel - 0.1%

 Housewares & Specialties - 0.1%

 2,239,388

 5.25

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 $

 2,253,733

 Total Consumer Durables & Apparel

 $

 2,253,733

 Consumer Services - 0.3%

 Specialized Consumer Services - 0.3%

 6,099,713

 5.50

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 6,153,085

 Total Consumer Services

 $

 6,153,085

 Media - 0.3%

 Advertising - 0.1%

 2,034,417

 5.00

 B+/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,788,592

 Broadcasting - 0.1%

 1,800,000

 4.50

 B+/B2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 $

 1,729,499

 Movies & Entertainment - 0.1%

 2,252,197

 5.25

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 2,252,197

 Publishing - 0.0%

 937,846

 2.50

 B/B2

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/4/14

 $

 861,354

 Total Media

 $

 6,631,642

 Food, Beverage & Tobacco - 0.5%

 Packaged Foods & Meats - 0.5%

 7,827,908

 7.00

 B+/B1

 Pierre Foods, Inc., Loan (First Lien), 9/30/16

 $

 7,873,161

 2,900,000

 11.25

 BB-/B2

 Pierre Foods, Inc., Loan (Second Lien), 7/29/17

 2,918,125

 $

 10,791,286

 Total Food, Beverage & Tobacco

 $

 10,791,286

 Health Care Equipment & Services - 2.0%

 Health Care Equipment - 0.1%

 2,452,675

 7.00

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term B-1 Loan, 1/12/18

 $

 2,491,918

 Health Care Services - 1.3%

 1,607,087

 7.25

 B+/Ba3

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/1/16

 $

 1,502,626

 7,205,743

 6.50

 B/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 6,719,356

 5,115,250

 7.00

 B+/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/18/17

 5,064,098

 757,426

 0.75

 B/B2

 National Surgical Hospitals, Inc., Delayed Draw Term Loan, 1/4/17

 742,277

 4,288,563

 8.25

 B/B2

 National Surgical Hospitals, Inc., Initial Term Loan, 1/4/17

 4,202,792

 2,888,889

 8.75

 BB-/Ba1

 Sun Healthcare Group, Inc., Term Loan, 10/18/16

 2,879,861

 4,636,406

 6.50

 B/B1

 Surgery Center Holdings, Inc., Term Loan, 9/20/16

 4,613,224

 1,502,125

 7.75

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 11/3/16

 1,291,828

 $

 27,016,062

 Health Care Facilities - 0.2%

 5,066,022

 6.50

 B/B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 $

 5,078,687

 Managed Health Care - 0.2%

 2,166,109

 8.50

 B+/B1

 Aveta, Inc., MMM Term Loan, 3/20/17

 $

 2,167,914

 2,166,109

 8.50

 B+/B1

 Aveta, Inc., NAMM Term Loan, 4/4/17

 2,172,878

 $

 4,340,792

 Health Care Technology - 0.2%

 357,143

 7.75

 B/NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 1/31/17

 $

 342,857

 2,939,724

 7.75

 B/B2

 Physician Oncology Services LP, Effective Date Term Loan, 2/10/17

 2,822,135

 $

 3,164,992

 Total Health Care Equipment & Services

 $

 42,092,451

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.3%

 4,215,788

 5.50

 BB/B2

 Axcan Intermediate Holdings, Inc., Term B-1 Loan, 1/25/17

 $

 4,134,984

 1,215,033

 6.50

 B+/B1

 Generic Drug Holdings, Inc., Closing Date Term Loan, 4/7/16

 1,211,995

 167,065

 6.50

 B+/B1

 Generic Drug Holdings, Inc., Delayed Draw Term Loan, 4/8/16

 166,648

 $

 5,513,627

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 5,513,627

 Diversified Financials - 0.5%

 Other Diversified Financial Services - 0.4%

 2,469,527

 5.25

 NR/Ba2

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 2,473,231

 $

 2,473,231

 Consumer Finance - 0.1%

 1,770,000

 5.50

 CCC+/B3

 Springleaf Finance Corp., Initial Loan, 5/28/17

 $

 1,691,088

 Total Diversified Financials

 $

 4,164,319

 Insurance - 1.0%

 Insurance Brokers - 1.0%

 3,017,564

 3.46

 B-/B2

 Alliant Holdings I, Inc., Term Loan, 8/21/14

 $

 3,021,336

 5,733,256

 6.75

 B+/B1

 HUB International Holdings, Inc., 2017 Additional Term Loan (Extended), 12/13/17

 5,773,865

 8,596,219

 4.75

 B+/B1

 HUB International Holdings, Inc., 2017 Initial Term Loan (Extended), 6/13/17

 8,576,878

 1,439,300

 7.00

 B/B1

 USI Holdings Corp., Series C New Term Loan, 5/5/14

 1,441,686

 2,923,938

 2.75

 B/B1

 USI Holdings Corp., Tranche B Term Loan, 5/5/14

 2,893,766

 $

 21,707,531

 Total Insurance

 $

 21,707,531

 Software & Services - 0.7%

 Application Software - 0.7%

 14,932,575

 8.00

 B/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 $

 15,001,011

 696,467

 5.25

 B+/B1

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 696,612

 $

 15,697,623

 Total Software & Services

 $

 15,697,623

 Utilities - 0.2%

 Electric Utilities - 0.2%

 1,632,063

 7.75

 BB/Ba2

 Race Point Power, Term Loan, 1/11/18

 $

 1,619,823

 2,392,542

 4.75

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17

 1,528,236

 $

 3,148,059

 Total Utilities

 $

 3,148,059

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $183,651,870)

 $

 182,077,235

 Shares

 RIGHTS / WARRANTS - 0.0%

 Energy - 0.0%

 Oil & Gas Equipment & Services - 0.0%

 2,275

 Green Field Energy Services, Inc. (144A)

 $

 47,775

 TOTAL RIGHTS / WARRANTS

 (Cost $90,991)

 $

 47,775

 TOTAL INVESTMENT IN SECURITIES - 98.0%

 (Cost $2,009,221,570) (a)

 $

 2,087,485,727

 OTHER ASSETS & LIABILITIES - 2.0%

 $

 41,764,213

 TOTAL NET ASSETS - 100.0%

 $

 2,129,249,940

 (A.D.R.)

 American Depositary Receipt.

 (G.D.R.)

 Global Depositary Receipt.

 *

 Non-income producing security.

 WR

 Security rating withdrawn by either S&P or Moody's.

 NR

 Not rated by either S&P or Moody's.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT's

 Real Estate Investment Trust.

 PIK

 Represents a pay in kind security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2012, the value of these securities amounted to $382,745,654 or 18.0% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $2,009,221,570 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $         213,871,850

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

           (135,607,693)

 Net unrealized gain

  $           78,264,157

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 (d)

 Security is fair valued (see Note A).

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
1,626,124

$
-

$
1,626,124

 Corporate Bonds

-

1,079,702,150

-

1,079,702,150

 Convertible Corporate Bonds

-

439,807,036

-

439,807,036

 Senior Floating Rate Loan Interests

-

182,077,235

-

182,077,235

 Common Stocks

283,638,641

-

1,857,807

285,496,448

 Preferred Stocks

8,751,810

5,796,534

-

14,548,344

 Convertible Preferred Stocks

21,092,055

63,088,560

-

84,180,615

 Warrants

-

47,775

-

47,775

 Total

$
313,482,506

$
1,772,145,414

$
1,857,807

$
2,087,485,727

 Other Financial Instruments*

$
-

$
-

-

$
-

 *Other financial instruments include credit default swaps and the unrealized gain (loss) on foreign exchange contracts

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common

 Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/11

$
3,253,727

$
1,047,000

4,300,727

 Realized gain (loss)

262,929

(9,571,429
)

(9,308,500
)

 Change in unrealized appreciation (depreciation)1

(1,179,775
)

8,953,000

7,773,225

 Net purchases (sales)

(479,074
)

(428,571
)

(907,645
)

 Transfers in and out of Level 3

-

-

-

 Balance as of 7/31/12

$
1,857,807

$
-

1,857,807

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/12

$
(1,179,775
)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Yield Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date September 28, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date September 28, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date September 28, 2012 * Print the name and title of each signing officer under his or her signature.